Other Current Assets (Schedule of Other Current Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Other Current Assets [Abstract]
Prepaid expenses	$ 108	$ 104
Costs incurred to obtain or fulfill a contract with a customer	59	48
Other receivables	124	121
Other current assets	$ 291	$ 273	$ 179